Dividends	3 Months Ended
Mar. 31, 2012
Dividends [Abstract]
Dividends	2. Dividends On May 3, 2012, the Company’s board of directors declared a quarterly dividend of 24 cents per common share, payable on July 9, 2012 to shareholders of record as of May 15, 2012.